Shareholder Report, Average Annual Return (Details) B001417_Direxion Daily Crypto Industry Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Crypto Industry Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Crypto Industry Bull 2X Shares NAV
Average Annual Return, Percent	99.93%	51.66%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.16%
Solactive Distributed Ledger & Decentralized Payment Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Distributed Ledger & Decentralized Payment Technology Index
Average Annual Return, Percent	59.10%	37.81%